Investment Portfolioas of March 31, 2025 (Unaudited)
DWS Core Equity VIP
	Shares	Value ($)

Common Stocks 98.4%
Communication Services 9.6%
Entertainment 2.6%
Spotify Technology SA*	1,563	859,697
Take-Two Interactive Software, Inc.*	4,435	919,154
Walt Disney Co.	9,465	934,195
		2,713,046
Interactive Media & Services 5.6%
Alphabet, Inc. "C"	21,935	3,426,905
Meta Platforms, Inc. "A"	4,362	2,514,083
		5,940,988
Wireless Telecommunication Services 1.4%
T-Mobile U.S., Inc.	5,392	1,438,100
Consumer Discretionary 9.6%
Automobiles 1.9%
General Motors Co.	19,235	904,622
Tesla, Inc.*	4,172	1,081,215
		1,985,837
Broadline Retail 3.7%
Amazon.com, Inc.*	18,722	3,562,048
Macy's, Inc.	28,519	358,198
		3,920,246
Hotels, Restaurants & Leisure 0.8%
DraftKings, Inc. "A"*	11,530	382,911
Hyatt Hotels Corp. "A"	3,693	452,393
		835,304
Household Durables 1.5%
PulteGroup, Inc.	15,054	1,547,551
Leisure Products 0.8%
Hasbro, Inc.	12,934	795,312
Specialty Retail 0.1%
Wayfair, Inc. "A"*	3,190	102,176
Textiles, Apparel & Luxury Goods 0.8%
Deckers Outdoor Corp.*	8,006	895,151
Consumer Staples 6.0%
Beverages 2.2%
Boston Beer Co., Inc. "A"*	956	228,331
Constellation Brands, Inc. "A"	4,557	836,301
Molson Coors Beverage Co. "B"	19,744	1,201,817
		2,266,449

Consumer Staples Distribution & Retail 2.5%
Costco Wholesale Corp.	860	813,371
Walmart, Inc.	20,948	1,839,025
		2,652,396
Household Products 0.5%
Clorox Co.	3,501	515,522
Personal Care Products 0.8%
Coty, Inc. "A"*	92,330	505,045
Estee Lauder Companies, Inc. "A"	5,470	361,020
		866,065
Energy 3.4%
Energy Equipment & Services 1.0%
Schlumberger NV	15,804	660,607
TechnipFMC PLC	11,282	357,527
		1,018,134
Oil, Gas & Consumable Fuels 2.4%
Cheniere Energy, Inc.	4,622	1,069,531
Chord Energy Corp.	3,332	375,583
HF Sinclair Corp.	31,706	1,042,493
		2,487,607
Financials 13.3%
Banks 5.8%
Bank of America Corp.	17,908	747,301
JPMorgan Chase & Co.	15,687	3,848,021
Wells Fargo & Co.	21,188	1,521,086
		6,116,408
Capital Markets 3.4%
Ameriprise Financial, Inc.	3,833	1,855,594
Blackstone, Inc.	4,393	614,054
KKR & Co., Inc.	4,330	500,591
S&P Global, Inc.	1,042	529,440
		3,499,679
Financial Services 3.5%
Apollo Global Management, Inc.	10,429	1,428,147
Visa, Inc. "A"	6,409	2,246,098
		3,674,245
Insurance 0.6%
Cincinnati Financial Corp.	4,282	632,537
Health Care 11.8%
Biotechnology 4.6%
AbbVie, Inc.	10,580	2,216,721
Amgen, Inc.	4,956	1,544,042
Moderna, Inc.*	3,042	86,241
Regeneron Pharmaceuticals, Inc.	1,474	934,855
		4,781,859
Health Care Equipment & Supplies 1.5%
Becton Dickinson & Co.	3,130	716,958
Medtronic PLC	5,507	494,859
STERIS PLC	1,751	396,864
		1,608,681

Health Care Providers & Services 3.4%
Centene Corp.*	16,216	984,473
Cigna Group	2,819	927,451
Elevance Health, Inc.	1,654	719,424
Humana, Inc.	3,374	892,761
		3,524,109
Life Sciences Tools & Services 0.3%
Danaher Corp.	1,474	302,170
Illumina, Inc.*	566	44,906
		347,076
Pharmaceuticals 2.0%
Bristol-Myers Squibb Co.	14,784	901,676
Johnson & Johnson	2,838	470,654
Merck & Co., Inc.	3,757	337,228
Viatris, Inc.	42,704	371,952
		2,081,510
Industrials 8.6%
Aerospace & Defense 2.3%
Curtiss-Wright Corp.	2,200	697,994
GE Aerospace	1,971	394,496
Lockheed Martin Corp.	1,964	877,338
Northrop Grumman Corp.	950	486,410
		2,456,238
Building Products 1.3%
Owens Corning	9,578	1,367,930
Commercial Services & Supplies 2.2%
Veralto Corp.	3,144	306,383
Waste Management, Inc.	8,391	1,942,600
		2,248,983
Ground Transportation 0.2%
Union Pacific Corp.	701	165,604
Machinery 1.5%
Caterpillar, Inc.	4,888	1,612,063
Professional Services 1.1%
Automatic Data Processing, Inc.	2,049	626,031
Verisk Analytics, Inc.	1,644	489,287
		1,115,318
Information Technology 28.3%
Communications Equipment 0.6%
Cisco Systems, Inc.	10,310	636,230
IT Services 0.4%
Accenture PLC "A"	1,406	438,729
Semiconductors & Semiconductor Equipment 8.2%
Analog Devices, Inc.	2,719	548,341
GLOBALFOUNDRIES, Inc.*	9,544	352,269
Lam Research Corp.	5,852	425,440
Micron Technology, Inc.	12,394	1,076,915
MKS Instruments, Inc.	2,949	236,362

NVIDIA Corp.	41,298	4,475,877
QUALCOMM, Inc.	9,793	1,504,303
		8,619,507
Software 10.2%
Adobe, Inc.*	1,046	401,172
Fortinet, Inc.*	5,363	516,242
Microsoft Corp.	21,561	8,093,784
Oracle Corp.	11,640	1,627,389
		10,638,587
Technology Hardware, Storage & Peripherals 8.9%
Apple, Inc.	41,809	9,287,033
Materials 2.5%
Chemicals 1.4%
Corteva, Inc.	8,849	556,867
DuPont de Nemours, Inc.	3,803	284,008
Linde PLC	1,381	643,049
		1,483,924
Containers & Packaging 0.5%
AptarGroup, Inc.	3,374	500,634
Metals & Mining 0.6%
Nucor Corp.	5,279	635,275
Real Estate 2.8%
Health Care REITs 0.8%
Medical Properties Trust, Inc.	141,546	853,522
Industrial REITs 0.8%
Prologis, Inc.	7,708	861,677
Real Estate Management & Development 0.6%
Zillow Group, Inc. "C"*	9,540	654,063
Residential REITs 0.6%
AvalonBay Communities, Inc.	2,664	571,748
Utilities 2.5%
Electric Utilities 1.2%
FirstEnergy Corp.	9,113	368,347
NRG Energy, Inc.	9,154	873,841
		1,242,188
Multi-Utilities 0.5%
WEC Energy Group, Inc.	5,314	579,120
Water Utilities 0.8%
American Water Works Co., Inc.	5,596	825,522
Total Common Stocks (Cost $57,849,089)		103,039,883

Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 4.37% (a) (Cost $1,886,840)	1,886,840	1,886,840

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $59,735,929)	100.2	104,926,723
Other Assets and Liabilities, Net	(0.2)	(168,267)
Net Assets	100.0	104,758,456
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (a) (b)
1,156,525	—	1,156,525 (c)	—	—	2,484	—	—	—
Cash Equivalents 1.8%
DWS Central Cash Management Government Fund, 4.37% (a)
1,376,833	4,191,138	3,681,131	—	—	8,217	—	1,886,840	1,886,840
2,533,358	4,191,138	4,837,656	—	—	10,701	—	1,886,840	1,886,840

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.

REIT: Real Estate Investment Trust
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$103,039,883	$—	$—	$103,039,883
Short-Term Investments	1,886,840	—	—	1,886,840
Total	$104,926,723	$—	$—	$104,926,723

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS1coreq-PH1
R-080548-3 (1/27)